SUBSEQUENT EVENTS (Details Narrative)									3 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	May 22, 2017 USD ($)	Apr. 25, 2017 USD ($)	Apr. 06, 2017 USD ($) $ / shares	Mar. 09, 2017 USD ($) $ / shares	Feb. 21, 2017 USD ($) $ / shares	Feb. 06, 2017 USD ($) $ / shares	Jan. 27, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 06, 2017 USD ($)	Dec. 31, 2015 $ / shares
Aggregate principal									$ 535,000
Number of shares issued | shares									5,000,000	5,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001		$ 0.0001
Number of common stock returned | shares									4,975,000	4,975,000
15% Three Promissory Notes [Member]
Aggregate principal											$ 125,000
8% Convertible Notes Payable Due November 6, 2017 [Member]
Aggregate principal							$ 200,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Description of interest rate term							Conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
8% Convertible Notes Payable Due March 8, 2018 [Member]
Aggregate principal					$ 100,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Description of interest rate term					Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
8% Convertible Notes Payable Due January 6, 2018 [Member] | Subsequent Event [Member]
Aggregate principal				$ 100,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Description of interest rate term				Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
8% Convertible Notes Payable Due July 27, 2017 [Member] | LABRYS FUND, LP Member]
Aggregate principal									$ 105,000
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Aggregate principal								$ 105,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001
Description of interest rate term								Conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member] | LABRYS FUND, LP Member]
Number of common stock returned | shares								150,000
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due November 21, 2017 [Member]
Aggregate principal						$ 53,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Description of interest rate term						Equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due February 10, 2018 [Member] | Subsequent Event [Member] | Investor [Member]
Aggregate principal			$ 33,000
Description of interest rate term			Conversion price equal to 40% discount to market price.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member] | Subsequent Event [Member] | Investor [Member]
Aggregate principal		$ 75,000
Description of interest rate term		Conversion price equal to 38% discount to market price at the lowest closing bid price during the ten trading days prior to conversion, including the date of conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member] | LABRYS FUND, LP Member]
Aggregate principal								$ 105,000
Number of shares issued | shares								150,000
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due May 26, 2018 [Member] | Subsequent Event [Member] | YP Holdings LLC [Member]
Aggregate principal	$ 143,759
Description of interest rate term	Conversion price equal to 30% discount to market price at the average lowest three closing bid prices during the ten trading days prior to conversion.
Outstanding interest and penalty interest	$ 143,759
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due May 26, 2018 [Member] | Power Up Lending Group Ltd. [Member] | Subsequent Event [Member]
Conversion ratio			0.40